Income (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Income (Loss) Per Share

10. INCOME (LOSS) PER SHARE

Basic earnings per share, which excludes dilution, is computed by dividing Net income (Loss) available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. The number of incremental shares from the assumed issuance of shares relating to share based awards is calculated by applying the treasury stock method.

The following table shows the computation of basic and diluted earnings per share for the three months ended March 31, 2025 and 2024 in thousands, except share and per share amounts:

	Three Months Ended March 31,
	2025	2024
Numerator:
Net Income (Loss)	$154	$(6,379)
Denominator:
Weighted average common shares outstanding - Basic	62,205,192	59,234,601
Dilutive effect of stock options, RSUs and warrants	—	—
Weighted average common shares outstanding - Diluted	69,619,293	59,234,601
Basic loss per share	$-	$(0.11)
Diluted loss per share (1)	$-	$(0.11)

(1) There were 17,732,764 warrants, 196,667 options, and 7,294,595 RSUs outstanding at March 31, 2025 and there were 17,680,187 warrants, 313,334 options, and 5,965,022 RSUs outstanding at March 31, 2024. The Company excluded the warrants for the period ended March 31, 2025, and excluded the warrants, options and RSUs from the calculation of diluted EPS for the period ended March 31, 2024 as inclusion would have an anti-dilutive effect.

13. LOSS PER SHARE

Basic earnings (loss) per share, which excludes dilution, is computed by dividing Net income (loss) available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. The number of incremental shares from the assumed issuance of shares relating to share based awards is calculated by applying the treasury stock method.

The following table shows the computation of basic and diluted earnings per share in thousands, except share and per share amounts:

	Year Ended December 31,
	2024	2023
Numerator:
Net loss	$(11,472)	$(21,011)
Denominator:
Weighted average common shares outstanding - Basic	60,359,587	56,763,879
Dilutive effect of stock options, RSUs and warrants	—	—
Weighted average common shares outstanding - Diluted	60,359,587	56,763,879
Basic loss per share	$(0.19)	$(0.37)
Diluted loss per share (1)	$(0.19)	$(0.37)

(1) There were 17,732,764 warrants, 246,667 options, and 5,373,373 RSUs outstanding at December 31, 2024 and there were 22,518,894 warrants, 470,668 options, and 5,056,270 RSUs outstanding at December 31, 2023. The Company excluded the warrants, options and RSUs from the calculation of diluted EPS for the years ended December 31, 2024 and 2023 as inclusion would have an anti-dilutive effect.